Government Grants	12 Months Ended
Dec. 31, 2024
Government grants [Abstract]
Government Grants	Government Grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2024 and 2023:

(in millions)	December 31, 2024	December 31, 2023
Beginning balance	$360	$404
Received/receivable during the period	34	81
Fair value of EDB loan	—	7
Capitalized to fixed assets	—	(74)
Released to the consolidated statements of operations	(67)	(58)
Ending balance	$327	$360

Current	92	93
Non-current	235	267
Total	$327	$360
Government grants were recognized in the consolidated statements of operations as follows:

(in millions)	December 31, 2024	December 31, 2023	December 31, 2022
Cost of revenue	$31	$29	$30
Research and development expenses	36	29	11
Selling, general and administrative expenses	—	—	1
Total balance	$67	$58	$42
The Company has received government support in the form of investment grants, research and development subsidies, refundable credits, subsidized loans and miscellaneous receipts for employee support. Amounts receivable from the government but not yet received have been included in receivables, prepayments and other assets. Certain investment grants are subject to forfeiture in declining amounts over the life of the agreement if the Company does not maintain agreed upon conditions specified in the relevant grant agreements. The Company continues to comply with the government grant conditions mainly relating to qualifying property, plant and equipment and employment levels.